UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2012 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS—99.76%
Banks—12.64%
929,200	Mitsubishi UFJ Financial Group, Inc.	4,527,176
1,877,300	Mizuho Financial Group, Inc.	3,096,825
208,600	Resona Holdings Inc.	856,274
332,000	Sumitomo Mitsui Trust Holdings, Inc.	959,488
228,000	The Bank of Yokohama, Ltd.	1,037,954
		10,477,717
Building Materials—1.41%
84,000	Central Glass Co., Ltd.	312,583
388,000	Taiheiyo Cement Corp.	858,363
		1,170,946
Chemicals—3.05%
137,000	Asahi Kasei Corp.	732,302
15,000	Nihon Parkerizing Co., Ltd.	211,765
15,200	Shin-Etsu Chemical Co., Ltd.	773,606
87,000	Sumitomo Bakelite Co., Ltd.	362,685
161,000	Sumitomo Chemical Co., Ltd.	450,882
		2,531,240
Communication—5.31%
149	KDDI Corp.	1,030,806
15,700	NS Solutions Corp.	306,170
54,600	NTT Corp.	2,537,992
6,000	Otsuka Corp.	529,412
		4,404,380
Construction—2.02%
27,000	MIRAIT Holdings Corp.	196,458
245,000	Obayashi Corp.	1,118,478
29,000	Toshiba Plant Systems & Services Corp.	357,864
		1,672,800
Cosmetics—0.84%
21,400	Pola Orbis Holdings Inc.	699,742

Electric Appliances—10.21%
24,000	Canon Inc.	813,299
48,000	Fujitsu General Ltd.	406,343
14,200	Hamamatsu Photonics K.K.	500,087
334,000	Hitachi Ltd.	1,986,061
165,000	Mitsubishi Electric Corp.	1,318,734
15,000	Murata Manufacturing Co., Ltd.	752,877
36,300	Nichicon Corp.	297,549
69,000	Nissin Electric Co., Ltd.	442,059
16,800	Omron Corp.	338,148
90,600	Panasonic Corp.	632,578
36,300	Star Micronics Co., Ltd.	340,719
15,900	TDK Corp.	609,974
4,000	Yaskawa Electric Corp.	29,003
		8,467,431

See accompanying notes to financial statements.

1

Electric Power & Gas—0.78%
18,700	Electric Power Development Co., Ltd.	441,196
27,000	Kansai Electric Power Co., Inc.	203,018
		644,214
Foods—2.86%
52,000	Ajinomoto Co., Inc.	738,107
33,500	Japan Tobacco Inc.	1,055,550
44,000	Nippon Meat Packers, Inc.	578,977
		2,372,634
Glass & Ceramic Products—1.05%
65,000	Nippon Electric Glass Co., Ltd.	345,780
159,000	Sumitomo Osaka Cement Co., Ltd.	528,645
		874,425
Health & Personal Care—0.42%
2,600	BML, Inc.	69,854
9,100	Paramount Bed Holdings Co., Ltd.	276,375
		346,229
Insurance—2.42%
655	Dai-ichi Life Insurance Co., Ltd.	696,880
56,600	Tokio Marine Holdings, Inc.	1,311,499
		2,008,379
Iron & Steel—1.60%
44,500	JFE Holdings, Inc.	591,247
11,200	Misumi Group Inc.	273,125
16,100	Yamato Kogyo Co., Ltd.	458,088
		1,322,460
Land Transportation—3.86%
34,400	East Japan Railway Co.	2,208,286
13,200	Hitachi Transport System, Ltd.	243,913
182,000	Nippon Express Co., Ltd.	744,757
		3,196,956
Leisure—0.31%
395	Accordia Golf Co., Ltd.	259,629

Machinery—5.58%
102,000	Ebara Corp.	387,391
63,200	Komatsu Ltd.	1,420,788
30,800	Komori Corp.	185,903
12,400	Makita Corp.	419,570
309,000	Mitsubishi Heavy Industries, Ltd.	1,256,547
53,600	THK Co., Ltd.	957,535
		4,627,734
Media—2.00%
827	Fuji Media Holdings, Inc.	1,412,880
8,700	Kadokawa Group Holdings, Inc.	246,092
		1,658,972
Non-Ferrous Metals—3.21%
64,000	Dowa Holdings Co., Ltd.	396,931
85,800	Sumitomo Electric Industries, Ltd.	1,020,384
115,000	Sumitomo Metal Mining Co., Ltd.	1,241,176
		2,658,491
Oil & Gas Extraction—0.38%
64,100	JX Holdings, Inc.	311,483

Other Financing Business—3.10%
26,940	Orix Corp.	2,573,425

See accompanying notes to financial statements.

2

Other Products—0.54%
46,500	Yamaha Corp.	451,324

Packaging—0.38%
16,800	Fuji Seal International, Inc.	317,309

Pharmaceutical—3.14%
18,700	Astellas Pharma Inc.	891,957
7,700	Miraca Holdings Inc.	328,875
50,800	Mitsubishi Tanabe Pharma Corp.	778,240
2,700	Ono Pharmaceuticals Co., Ltd.	170,563
32,000	Rohto Pharmaceutical Co., Ltd.	433,350
		2,602,985
Precision Instruments—2.37%
70,400	Nikon Corp.	1,966,159

Real Estate—4.32%
84,000	Mitsui Fudosan Co., Ltd.	1,639,182
77,000	Sumitomo Realty & Development Co., Ltd.	1,941,739
		3,580,921
Retail—0.15%
5,000	Chiyoda Co., Ltd.	120,588

Retail Trade—4.02%
7,700	Arcs Co., Ltd.	169,558
19,000	K’s Holdings Corp.	621,995
3,850	Nitori Co., Ltd.	360,384
6,800	Saint Marc Holdings Co., Ltd.	257,304
38,800	Seven & I Holdings Co., Ltd.	1,232,967
4,300	Shimamura Co., Ltd.	500,384
8,700	Xebio Co., Ltd.	190,354
		3,332,946
Rubber Products—1.26%
46,000	Bridgestone Corp.	1,047,647

Securities—1.04%
242,800	Nomura Holdings Inc.	863,151

Software—1.36%
18,400	Capcom Co., Ltd.	376,235
27,800	Nihon Unisys, Ltd.	186,281
41,900	SCSK Corp.	568,490
		1,131,006
Transportation Equipment—11.36%
45,800	Aisin Seiki Co., Ltd.	1,408,555
71,200	Honda Motor Co., Ltd.	2,322,650
209,000	Isuzu Motors Ltd.	1,077,072
1,000	Kawasaki Heavy Industries, Ltd.	2,404
102,900	Toyota Motor Corp.	3,973,887
23,000	TS Tech Co., Ltd.	373,529
17,400	Yorozu Corp.	260,332
		9,418,429
Wholesale Trade—6.77%
31,000	Hitachi High-Technologies Corp.	779,757
108,000	Itochu Corp.	1,128,338
233,000	Marubeni Corp.	1,573,197

See accompanying notes to financial statements.

3

106,400	Mitsubishi Corp.	2,130,721
		5,612,013

Total Common Stocks (Cost—$86,566,789)		82,723,765

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—0.45%
U.S. DOLLAR TIME DEPOSIT—0.45%
371	JPMorgan Chase Bank, 0.05%, due 8/1/12 (Cost—$371,065)		371,065

Total Investments—100.21% (Cost—$86,937,853)			83,094,830

Liabilities in excess of other assets—(0.21%)			(170,204)

NET ASSETS
	(Applicable to 14,437,311 shares of capital stock outstanding; equivalent to $5.74 per share)	100.00%	$82,924,626

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by Daiwa SB Investments (U.S.A.) Ltd. (“the Manager”).  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$83,094,830
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$83,094,830

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2012 is presented.  For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period.  During the period ended July 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to fair valuation methodologies.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities.  Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service. The Fund does not adjust the quoted price for Level 1 investments.  All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2012 was $86,566,789, excluding short-term interest-bearing investments.  At July 31, 2012, the net unrealized depreciation on investments, excluding short-term securities, of $3,843,024 was composed of gross appreciation of $3,780,384 for those investments having an excess of value over cost, and gross depreciation of $7,623,408 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 22, 2012
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: August 22, 2012
Yoshiaki Uematsu, President and Principal Executive Officer